Financial risk management - Disclosure Of Detailed Information About Foreign Exchange Risk Position Of Group (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and due from banks	S/ 18,765,482	S/ 11,128,875
Inter-bank funds	18,105	85,006
Financial investments	24,277,115	19,072,718
Loans, net	40,519,423	37,136,853
Due from customers on acceptances	16,320	139,685
Other accounts receivable and other assets, net	1,053,389	851,206
Total assets	84,649,834	68,414,343
Liabilities
Deposits and obligations	47,149,275	38,093,224
Inter-bank funds	28,971	169,138
Due to banks and correspondents	9,660,877	3,979,637
Bonds, notes and other obligations	7,778,751	6,890,290
Due from customers on acceptances	16,320	139,685
Insurance contract liabilities	12,501,723	11,426,631
Other accounts payable, provisions and other liabilities	2,003,787	1,768,727
Total liabilities	79,139,704	62,467,332
Forwards position, net	5,510,130	5,947,011
Currency swaps position, net	5,510,130	5,947,011
Cross currency swaps position, net	5,510,130	5,947,011
Options position, net	5,510,130	5,947,011
Monetary position, net	5,510,130	5,947,011
USD
Assets
Cash and due from banks	7,232,836	9,386,504
Inter-bank funds	18,105
Financial investments	8,926,088	6,948,954
Loans, net	10,535,743	10,919,233
Due from customers on acceptances	16,320	128,397
Other accounts receivable and other assets, net	312,407	245,402
Total assets	27,041,499	27,628,490
Liabilities
Deposits and obligations	16,244,869	13,840,447
Inter-bank funds	28,971	149,137
Due to banks and correspondents	643,977	830,122
Bonds, notes and other obligations	6,887,363	5,857,206
Due from customers on acceptances	16,320	128,397
Insurance contract liabilities	4,905,233	4,254,662
Other accounts payable, provisions and other liabilities	530,180	394,159
Total liabilities	29,256,913	25,454,130
Forwards position, net	1,500,709	1,358,435
Currency swaps position, net	1,500,709	1,358,435
Cross currency swaps position, net	1,500,709	1,358,435
Options position, net	1,500,709	1,358,435
Monetary position, net	1,500,709	1,358,435
PEN
Assets
Cash and due from banks	10,959,492	1,311,291
Inter-bank funds		85,006
Financial investments	15,262,993	12,111,165
Loans, net	29,983,680	26,217,620
Other accounts receivable and other assets, net	740,113	604,456
Total assets	56,946,278	40,329,538
Liabilities
Deposits and obligations	30,519,198	23,888,049
Inter-bank funds		20,001
Due to banks and correspondents	9,016,900	3,149,515
Bonds, notes and other obligations	891,388	1,033,084
Insurance contract liabilities	7,596,490	7,171,969
Other accounts payable, provisions and other liabilities	1,440,976	1,374,236
Total liabilities	49,464,952	36,636,854
Forwards position, net	3,920,359	4,567,393
Currency swaps position, net	3,920,359	4,567,393
Cross currency swaps position, net	3,920,359	4,567,393
Options position, net	3,920,359	4,567,393
Monetary position, net	3,920,359	4,567,393
Other Currencies [Member]
Assets
Cash and due from banks	573,154	431,080
Financial investments	88,034	12,599
Due from customers on acceptances		11,288
Other accounts receivable and other assets, net	869	1,348
Total assets	662,057	456,315
Liabilities
Deposits and obligations	385,208	364,728
Due from customers on acceptances		11,288
Other accounts payable, provisions and other liabilities	32,631	332
Total liabilities	417,839	376,348
Forwards position, net	89,062	21,183
Currency swaps position, net	89,062	21,183
Cross currency swaps position, net	89,062	21,183
Options position, net	89,062	21,183
Monetary position, net	89,062	21,183
Forward contract [member] | USD
Liabilities
Forwards position, net	1,525,029	(2,718,082)
Currency swaps position, net	1,525,029	(2,718,082)
Cross currency swaps position, net	1,525,029	(2,718,082)
Options position, net	1,525,029	(2,718,082)
Monetary position, net	1,525,029	(2,718,082)
Forward contract [member] | PEN
Liabilities
Forwards position, net	(1,369,873)	2,776,866
Currency swaps position, net	(1,369,873)	2,776,866
Cross currency swaps position, net	(1,369,873)	2,776,866
Options position, net	(1,369,873)	2,776,866
Monetary position, net	(1,369,873)	2,776,866
Forward contract [member] | Other Currencies [Member]
Liabilities
Forwards position, net	(155,156)	(58,784)
Currency swaps position, net	(155,156)	(58,784)
Cross currency swaps position, net	(155,156)	(58,784)
Options position, net	(155,156)	(58,784)
Monetary position, net	(155,156)	(58,784)
Currency swap contract [member] | USD
Liabilities
Forwards position, net	264,160	138,676
Currency swaps position, net	264,160	138,676
Cross currency swaps position, net	264,160	138,676
Options position, net	264,160	138,676
Monetary position, net	264,160	138,676
Currency swap contract [member] | PEN
Liabilities
Forwards position, net	(264,160)	(138,676)
Currency swaps position, net	(264,160)	(138,676)
Cross currency swaps position, net	(264,160)	(138,676)
Options position, net	(264,160)	(138,676)
Monetary position, net	(264,160)	(138,676)
Cross Currency Swap Contract [Member] | USD
Liabilities
Forwards position, net	1,926,886	1,763,518
Currency swaps position, net	1,926,886	1,763,518
Cross currency swaps position, net	1,926,886	1,763,518
Options position, net	1,926,886	1,763,518
Monetary position, net	1,926,886	1,763,518
Cross Currency Swap Contract [Member] | PEN
Liabilities
Forwards position, net	(1,926,886)	(1,763,518)
Currency swaps position, net	(1,926,886)	(1,763,518)
Cross currency swaps position, net	(1,926,886)	(1,763,518)
Options position, net	(1,926,886)	(1,763,518)
Monetary position, net	(1,926,886)	(1,763,518)
Option contract [member] | USD
Liabilities
Forwards position, net	48	(37)
Currency swaps position, net	48	(37)
Cross currency swaps position, net	48	(37)
Options position, net	48	(37)
Monetary position, net	48	(37)
Option contract [member] | PEN
Liabilities
Forwards position, net	(48)	37
Currency swaps position, net	(48)	37
Cross currency swaps position, net	(48)	37
Options position, net	(48)	37
Monetary position, net	S/ (48)	S/ 37